Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Assumptions Used	The rates are presented in the table below:

	December 31,
	2022	2021
Discount rate	5.25%	3.00%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	6.75%	6.50%

Schedule of Defined Benefit Plans Disclosures
The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	Year Ended December 31,
	2022			2021
(Thousands of dollars)	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,531,197	$49,530	$84,226	$1,499,239	$53,631	$82,205
Service cost	44,110	424	1,941	41,159	526	1,691
Interest cost	45,006	1,441	2,452	40,432	1,431	2,193
Actuarial loss (gain)	(399,066)	(6,134)	(18,260)	8,908	(3,244)	3,438
Benefits paid	(61,796)	(3,164)	(4,922)	(58,541)	(2,814)	(5,301)
Benefit obligation at end of year (PBO/PBO/APBO)	1,159,451	42,097	65,437	1,531,197	49,530	84,226
Change in plan assets:
Market value of plan assets at beginning of year	1,366,043	—	52,168	1,186,433	—	52,286
Actual return on plan assets	(330,203)	—	(6,036)	136,151	—	7,717
Employer contributions	56,000	3,164	—	102,000	2,814	—
Benefits paid	(61,796)	(3,164)	(7,673)	(58,541)	(2,814)	(7,835)
Market value of plan assets at end of year	1,030,044	—	38,459	1,366,043	—	52,168
Funded status at year end	$(129,407)	$(42,097)	$(26,978)	$(165,154)	$(49,530)	$(32,058)
Weighted-average assumptions (benefit obligation):
Discount rate	5.25%	5.25%	5.25%	3.00%	3.00%	3.00%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	3.25%	3.25%	N/A

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below:

	December 31,
(Thousands of dollars)	2022	2021
Retirement plan	$1,074,493	$1,395,773
SERP	39,263	46,885

Schedule of Expected Benefit Payments
Benefits expected to be paid for pension, SERP, and PBOP over the next 10 years are as follows:

(Millions of dollars)	2023	2024	2025	2026	2027	2028-2032
Pension	$65.0	$67.0	$68.0	$69.0	$71.0	$377.0
SERP	3.3	3.3	3.2	3.1	3.1	14.6
PBOP	5.1	5.2	5.2	5.1	5.2	25.6

Schedule of Net Benefit Cost
Components of net periodic benefit cost:

	Qualified Retirement Plan			SERP			PBOP
(Thousands of dollars)	2022	2021	2020	2022	2021	2020	2022	2021	2020
Service cost	$44,110	$41,159	$34,299	$424	$526	$389	$1,941	$1,691	$1,581
Interest cost	45,006	40,432	45,555	1,441	1,431	1,604	2,452	2,193	2,582
Expected return on plan assets	(79,913)	(72,352)	(65,296)	—	—	—	(3,228)	(3,239)	(3,408)
Amortization of prior service cost	—	—	—	—	—	—	175	959	1,155
Amortization of net actuarial loss	32,468	41,955	36,025	2,350	2,642	1,805	—	—	—
Net periodic benefit cost	$41,671	$51,194	$50,583	$4,215	$4,599	$3,798	$1,340	$1,604	$1,910
Weighted-average assumptions (net benefit cost)
Discount rate	3.00%	2.75%	3.50%	3.00%	2.75%	3.50%	3.00%	2.75%	3.50%
Expected return on plan assets	6.50%	6.50%	6.75%	N/A	N/A	N/A	6.50%	6.50%	6.75%
Weighted-average rate of compensation increase	3.25%	3.00%	3.25%	3.25%	3.00%	3.25%	N/A	N/A	N/A

Schedule of Amounts Recognized in Other Comprehensive Income
The following table represents amounts (before income tax impacts) included in AOCI (in the tables above), that have not yet been recognized in net periodic benefit cost:

	Year Ended December 31,
(Thousands of dollars)	2022	2021
Net actuarial loss	$(360,113)	$(399,010)
Prior service cost	(1,353)	(1,528)
Less: amount recognized in regulatory assets	311,124	339,356
Recognized in AOCI	$(50,342)	$(61,182)
Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	Year Ended December 31,
	2022				2021				2020
(Thousands of dollars)	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
Net actuarial loss (gain) (a)	$(4,079)	$11,049	$(6,133)	$(8,995)	$(59,176)	$(54,892)	$(3,245)	$(1,039)	$57,539	$45,665	$7,240	$4,634
Amortization of prior service cost (b)	(175)	—	—	(175)	(959)	—	—	(959)	(1,155)	—	—	(1,155)
Amortization of net actuarial loss (b)	(34,818)	(32,468)	(2,350)	—	(44,597)	(41,955)	(2,642)	—	(37,830)	(36,025)	(1,805)	—
Prior service cost	—	—	—	—	—	—	—	—	—	—	—	—
Regulatory adjustment	28,232	19,062	—	9,170	88,194	86,196	—	1,998	(7,435)	(3,956)	—	(3,479)
Recognized in other comprehensive (income) loss	(10,840)	(2,357)	(8,483)	—	(16,538)	(10,651)	(5,887)	—	11,119	5,684	5,435	—
Net periodic benefit costs recognized in net income	47,226	41,671	4,215	1,340	57,397	51,194	4,599	1,604	56,291	50,583	3,798	1,910
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$36,386	$39,314	$(4,268)	$1,340	$40,859	$40,543	$(1,288)	$1,604	$67,410	$56,267	$9,233	$1,910

Schedule of Fair Value of Plan Assets
The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2022 and 2021. The SERP has no assets.

	December 31,
	2022			2021
(Thousands of dollars)	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value:
Level 1 – Quoted prices in active markets for identical financial assets
Mutual funds	$—	$31,631	$31,631	$—	$35,194	$35,194
Total Level 1 Assets (1)	—	31,631	31,631	—	35,194	35,194
Level 2 – Significant other observable inputs
Commingled trust equity funds (2)
Global	266,368	1,673	268,041	373,936	4,538	378,474
International	117,976	741	118,717	158,461	1,923	160,384
U.S. equity securities	184,300	1,159	185,459	279,062	3,386	282,448
Emerging markets	62,436	392	62,828	82,004	995	82,999
Commingled trust fixed income funds (3)	390,070	2,450	392,520	463,942	5,630	469,572
Pooled funds and mutual funds	6,359	412	6,771	5,979	500	6,479
Government fixed income and mortgage backed securities	159	1	160	196	2	198
Total Level 2 assets (4)	1,027,668	6,828	1,034,496	1,363,580	16,974	1,380,554
Total Plan assets at fair value	1,027,668	38,459	1,066,127	1,363,580	52,168	1,415,748
Insurance company general account contracts (5)	2,376	—	2,376	2,463	—	2,463
Total Plan assets	$1,030,044	$38,459	$1,068,503	$1,366,043	$52,168	$1,418,211
(1)The Mutual funds category above is a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks, and fixed-income securities. Under normal circumstances the balanced fund will hold no more than 75%, and no less than 25%, of its total assets in equity securities. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.
(2)The commingled trust equity funds include common collective trusts that invest in a diversified portfolio of securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value (“NAV”), which is the value of securities in the fund less the amount of any liabilities outstanding. Strategies employed by the funds include investment in:
▪Global equities, including domestic equities
▪International developed countries equities
▪Domestic equities
▪Emerging markets equities
Shares in the commingled trust equity funds may be redeemed given one business day notice. While they are trust equity funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2) in the fair value hierarchy and are therefore not excluded from the body of the fair value table as a reconciling item.
The global fund provides diversified exposure to global equity markets. The fund seeks to provide long-term capital growth by investing primarily in securities listed on the major developed equity markets of the U.S., Europe, and Asia, as well as within those listed on emerging country equity markets on a tactical basis.
The international fund invests in international financial markets, primarily those of developed economies in Europe and the Pacific Basin. The fund invests primarily in equity securities issued by foreign corporations, but may invest in other securities perceived as offering attractive investment return opportunities.
The domestic equities securities funds include a large and medium capitalization fund and a small capitalization fund. The large and medium capitalization fund is designed to track the performance of the large and medium capitalization companies contained in the index, which represents approximately 90% of the market capitalization of the U.S. stock market. The small capitalization fund is designed to provide maximum long-term appreciation through investments that are well diversified by industry.
The emerging markets fund invests in countries defined as an emerging market country. Fund investments are made directly in each country or, where direct investment is inefficient or prohibited, through appropriate financial instruments or participation in commingled funds. Major emerging markets include Brazil, India, China, and other developing countries around the world.
(3)The commingled trust fixed income funds consist primarily of fixed income debt securities issued by the U.S. Treasury, government agencies, and fixed income debt securities issued by corporations. The fixed income fund investments may include the use of high yield, international fixed income securities and other instruments, including derivatives, to ensure prudent diversification over a broad spectrum of investments. The changes in the value of the fixed income funds are intended to offset the changes in the pension plan liabilities due to changes in the discount rate.
These funds are shown in the above table at NAV. Investments in the commingled trust fixed equity funds may be redeemed given one business day notice. While they are fixed income funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2), and are also not excluded from the body of the fair value table as a reconciling item.
(4)With the exception of items (2) and (3), which are discussed above, the Level 2 assets consist mainly of pooled funds and mutual funds. These funds are collective short-term funds that invest in Treasury bills and money market funds and are used as a temporary cash repository.
(5)The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.